Acquisitions and Divestitures - Summary of Sales and Other Operating Revenue and Loss From Discontinued Operation Related to Disposition (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from divestiture									$ (139)
Income (loss) from discontinued operations, net of tax	$ 627	$ (17)	$ 120	$ (238)	$ (983)	$ (247)	$ 68	$ (545)	$ 492	$ (1,707)	$ 438
Argentina [Member] | Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues and other from discontinued operations										87	494
Loss from divestiture										(654)
Income (loss) from operations in Argentina										(1)	(90)
Income tax benefit (expense)										23
Income (loss) from discontinued operations, net of tax										$ (632)	$ (90)